AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 8, 2005

                                                REGISTRATION FILE NO. 333-104156
                                                                      811-06215

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                 -------------

                                    FORM N-6

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   |_|

                         PRE-EFFECTIVE AMENDMENT NO.                 |_|

                       POST-EFFECTIVE AMENDMENT NO. 2                |X|

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                 ACT OF 1940                         |_|

                              AMENDMENT NO. 9                        |X|

                        (CHECK APPROPRIATE BOX OR BOXES.)

                             MONY VARIABLE ACCOUNT L
                           (EXACT NAME OF REGISTRANT)

                           MONY LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)
         Depositor's Telephone Number, including Area Code: 212-554-1234

                            -------------------------

                                   Dodie Kent
                           Vice President and Counsel
                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)

                            -------------------------

                  Please send copies of all communications to:
                            Thomas C. Lauerman, Esq.
                                 Foley & Lardner
                               Washington Harbour
                               3000 K Street, N.W.
                             Washington, D.C. 20007

                            -------------------------



It is proposed that this filing will become effective (check appropriate box)

     |_|    immediately upon filing pursuant to paragraph (b) of Rule 485.

     |_|    on             pursuant to paragraph (b) of Rule 485.

     |X|    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

     |_|    on                      pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     |_|   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                 -------------

      TITLE OF SECURITIES BEING REGISTERED: Flexible Premium Variable Life Insurance Policies.

===============================================================================

                                      NOTE

This Post-Effective Amendment No. 2 ("PEA") to the Form N-6 Registration Statement No. 333-104156 ("Registration Statement") of MONY Life Insurance Company ("MONY Life") and its MONY Variable Account L is being filed solely for the purpose of including in this Registration Statement the supplement to the prospectus which covers new disclosure requirements relating to market timing for insurance company separate accounts issuing variable insurance contracts. The PEA does not amend or delete the currently effective MONY Variable Account L Prospectus, Statement of Additional Information or supplements thereto, or any other part of the Registration Statement except as specifically noted herein.

SUPPLEMENT DATED ________                         ISSUED BY
TO PROSPECTUS FOR                                 MONY LIFE INSURANCE COMPANY
MONY VARIABLE ACCOUNT L
FLEXIBLE PAYMENT VARIABLE LIFE INSURANCE POLICY

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This supplement updates certain information contained in the current Prospectus and Supplements to the Prospectus and Statement of Additional Information. You should read this supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus and SAI remains unchanged. We will send you another copy of any prospectus or supplement without charge upon request. Please contact our Operations Center at 1-800-487-6669.

The following is added to the prospectus under "Transfers."


DISRUPTIVE TRANSFER ACTIVITY

You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may hurt the long-term performance of a portfolio by, for example, requiring it to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; (2) the design of these procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy and policy owners. Certain frequent transfer activities attempt to exploit inefficiencies in how portfolio securities are valued. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

If we determine that your transfer patterns are disruptive, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent who is acting on behalf of one or more owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction.

For investment options with underlying portfolios that are part of the AXA Premier VIP Trust and EQ Advisors Trust, we currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, we monitor the frequency of transfers, including the size of the transfers in relation to portfolio assets, in each underlying portfolio. When a potentially disruptive transfer into or out of a portfolio occurs on a day when the portfolio's aggregate deposits or aggregate redemptions exceed our monitoring threshold, we may take actions described above to restrict availability of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We also currently provide a letter to owners who have engaged in disruptive transfer activity of our intention to restrict access to communication services. However, we may not continue to provide such letters. We may also, in our sole discretion and without further notice, change what we consider potentially disruptive transfer activity and our monitoring procedures and thresholds, as well as change our procedures to restrict this activity.

Our ability to monitor potentially disruptive transfer activity is limited in certain circumstances. Group annuity contracts may be owned by retirement plans on whose behalf we provide transfer instructions on an omnibus (aggregate) basis, which may mask the disruptive transfer activity of individual plan participants, and/or interfere with our ability to restrict communication services.

We may also offer investment options with underlying portfolios that are not part of the AXA Premier VIP Trust or EQ Advisors Trust ("unaffiliated trusts"). Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity, which may be different than those applied by the AXA Premier VIP Trust and EQ Advisors Trust. In most cases, the unaffiliated trust reserves the right to reject a transfer that it believes, in its sole discretion, are disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectus for the underlying trust for information regarding the policies and procedures, if any, employed by that trust and any associated risks of investing in that trust.

Policy owners should note that it is not always possible for the Company and the trusts to identify and prevent disruptive transfer activity. Therefore, no assurance can be given that the Company and the unaffiliated trusts will successfully impose restrictions on all disruptive transfers. Please see the prospectuses for the underlying portfolios for more information.


                                                                          x01036

                                     PART C

                                OTHER INFORMATION

Item 26.  Exhibits

This Part C is amended solely for the purpose of filing the exhibits noted below. No amendment or deletion is made of any of the other information set forth under the Part C Items as provided in the Post-Effective amendment No. 1 to the Registration Statement.

18. Powers of Attorney (1)

    (a) Power of Attorney for Christopher M. Condron, Chairman of the Board, President and Chief Executive Officer and Director
    (b) Power of Attorney for Stanley B. Tulin, Vice Chairman of the Board, Chief Financial Officer and Director
    (c) Power of Attorney for Alvin H. Fenichel, Senior Vice President and Controller
    (d)   Power of Attorney for Bruce W. Calvert, Director
    (e)   Power of Attorney for Henri de Castries, Director
    (f)   Power of Attorney for Claus-Michael Dill, Director
    (g)   Power of Attorney for Denis Duverne, Director
    (h)   Power of Attorney for John C. Graves, Director
    (i)   Power of Attorney for Mary R. (Nina) Henderson, Director
    (j)   Power of Attorney for James F. Higgins, Director
    (k)   Power of Attorney for W. Edwin Jarmain, Director
    (l)   Power of Attorney for Christina Johnson Wolff, Director
    (m)   Power of Attorney for Scott D. Miller, Director
    (n)   Power of Attorney for Joseph H. Moglia, Director
    (o)   Power of Attorney for Peter J. Tobin, Director

---------------

(1) Filed herewith.

                                   SIGNATURES



     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 8th day of February, 2005.




                                  MONY Variable Account L of
                                  MONY Life Insurance Company
                                         (Registrant)

                                  By: MONY Life Insurance Company
                                         (Depositor)


                                  By: /s/ Dodie Kent
                                     ---------------------
                                  Dodie Kent
                                  Vice President and Counsel
                                  MONY Life Insurance Company

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 8th day of February, 2005.




                               MONY Life Insurance Company
                                      (Depositor)


                                By: /s/ Dodie Kent
                                   ---------------------------------
                                   Dodie Kent
                                   Vice President and Counsel
                                   MONY Life Insurance Company


         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:



*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert             John C. Graves                   Scott D. Miller
Christopher M. Condron       Mary R. (Nina) Henderson         Joseph H. Moglia
Henri de Castries            James F. Higgins                 Peter J. Tobin
Claus-Michael Dill           W. Edwin Jarmain                 Stanley B. Tulin
Denis Duverne                Christina Johnson



*By: /s/ Dodie Kent
     ---------------------------------
       Dodie Kent
       Attorney-in-Fact


February 8, 2005

                                  Exhibit Index
                                  -------------

Exhibit No.                                                            Tag Value
-----------                                                            ---------

26 (18) (a)   Power of Attorney for Christopher M. Condron
26 (18) (b)   Power of Attorney for Stanley B. Tulin
26 (18) (c)   Power of Attorney for Alvin H. Fenichel
26 (18) (d)   Power of Attorney for Bruce W. Calvert
26 (18) (e)   Power of Attorney for Henri de Castries
26 (18) (f)   Power of Attorney for Claus-Michael Dill
26 (18) (g)   Power of Attorney for Denis Duverne
26 (18) (h)   Power of Attorney for John C. Graves
26 (18) (i)   Power of Attorney for Mary R. (Nina) Henderson
26 (18) (j)   Power of Attorney for James F. Higgins
26 (18) (k)   Power of Attorney for W. Edwin Jarmain
26 (18) (l)   Power of Attorney for Christina Johnson Wolff
26 (18) (m)   Power of Attorney for Scott D. Miller
26 (18) (n)   Power of Attorney for Joseph H. Moglia
26 (18) (o)   Power of Attorney for Peter J. Tobin